DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographic information
Sales revenues	$ 237,024	$ 258,518	$ 102,531
Financial debt	151,996	122,012
Services rendered in Argentina
Geographic information
Sales revenues	182,233	129,836	39,870
PP&E, Goodwill and Intangible assets	503,245	490,754
CAPEX	60,386	59,652
Financial debt	147,898	118,566
Other abroad segments
Geographic information
Sales revenues	12,931	7,894	1,074
PP&E, Goodwill and Intangible assets	19,945	18,124
CAPEX	5,103	5,675
Financial debt	4,098	3,446
Argentina
Geographic information
Sales revenues	221,063	243,403	99,827
Abroad
Geographic information
Sales revenues	$ 15,961	$ 15,115	$ 2,704